Registration No. 002-82590

File No. 811-03694

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 51	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 49	☒

OPPENHEIMER GOLD & SPECIAL MINERALS FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)                (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street,

New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of November, 2011.

OPPENHEIMER GOLD & SPECIAL MINERALS FUND
By:	William F. Glavin, Jr.*
William F. Glavin, Jr.*, President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the Board of Trustees	November 16, 2011
Brian F. Wruble

William F. Glavin, Jr.*	President and Principal	November 16, 2011
William F. Glavin, Jr.	Executive Officer

Brian W. Wixted*	Treasurer, Principal	November 16, 2011
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	November 16, 2011
David K. Downes

Matthew P. Fink*	Trustee	November 16, 2011
Matthew P. Fink

Phillip A. Griffiths*	Trustee	November 16, 2011
Phillip A. Griffiths

Mary F. Miller*	Trustee	November 16, 2011
Mary F. Miller

Joel W. Motley*	Trustee	November 16, 2011
Joel W. Motley

Mary Ann Tynan*	Trustee	November 16, 2011
Mary Ann Tynan

Joseph M. Wikler*	Trustee
Joseph M. Mikler

Peter I. Wold*	Trustee	November 16, 2011
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document